Government Assistance Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Schedule of Notes Payable

Government assistance notes payable consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Paycheck Protection Loan (1st draw)	$-	$642,200
Paycheck Protection Loan (2nd draw)	1,025,535	-
Economic Injury/Disaster Loan (uBid)	150,000	150,000
Economic Injury/Disaster Loan (Restaurant.com)	500,000	150,000
Total principal balance	1,675,535	942,200
Accrued interest	25,321	9,942
Total principal and accrued interest	1,700,856	952,142
Less current portion	(11,115)	-
Non-current portion	$1,689,741	$952,142